Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 634	$ 603
Asset removal costs	90	90
Amortization of intangible assets	62	56
Amortization of regulatory assets	24	20
Total depreciation and amortization	$ 810	$ 769